UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-23986

                   North Haven Private Assets Fund

(Exact name of registrant as specified in charter)

100 Front Street, Suite 700
                   West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Neha Champaneria Markle

c/o

100 Front Street, Suite 700
                   West Conshohocken, PA 19428
(Name and address of agent for service)

Copies of all communications to:

Rajib Chanda

Nathan Briggs

Matthew C. Micklavzina

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, DC 20001

Registrant’s telephone number, including area code:   (212) 761-4000

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2025

Item 1. Reports to Stockholders.

(a)	The annual report (the “Report”) of North Haven Private Assets Fund (the “Fund”) for the period ended March 31, 2025, is attached herewith:

North Haven Private Assets Fund

March 31, 2025

North Haven Private Assets Fund

TABLE OF CONTENTS

North Haven Private Assets Fund

MANAGEMENT DISCUSSION OF PERFORMANCE

March 31, 2025

Overview

The North Haven Private Assets Fund ("NHPAF" or the "Fund") seeks to provide long-term capital appreciation through a highly curated portfolio of primarily private assets actively managed by third-party managers. The Fund will leverage Morgan Stanley's global platform following a structured and time-tested process to source, evaluate, select, and monitor investments.

Performance of the Fund

NHPAF has generated a total return of 6.4 percent since the commencement of the Fund's investment operations on December 31, 2024. Performance in the quarter ending March 31, 2025 was driven primarily by the Fund's secondary investment portfolio which saw strong unrealized asset appreciation and realized gains.

Portfolio Development

NHPAF's portfolio has developed in-line with our portfolio construction objectives. As of March 31, 2025, the Fund was comprised of 18 secondary investment interests across 16 managers representing more than 200 underlying portfolio companies. The portfolio was predominately weighted toward the US buyout market with diversification across sector and vintage year. As we move forward, we will continue to target diversified secondary transactions along with attractive single-asset exposures as the portfolio matures.

North Haven Private Assets Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of North Haven Private Assets Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of North Haven Private Assets Fund (the "Fund"), including the consolidated schedule of investments, as of March 31, 2025, and the related consolidated statements of operations, cash flows, changes in net assets and financial highlights for the period from December 31, 2024 (commencement of operations) to March 31, 2025 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at March 31, 2025, the consolidated results of its operations and its cash flows, the consolidated changes in its net assets and its consolidated financial highlights for the period from December 31, 2024 (commencement of operations) to March 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2025, by correspondence with the custodian and management of the underlying investment funds. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.

Philadelphia, Pennsylvania
May 30, 2025

North Haven Private Assets Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS

March 31, 2025

	Investment Strategy	Geographic Region	Acquisition Date	Cost Basis	Fair Value
Private Equity Investments (59.81%) (a)
Secondary Investments (59.81%)
ABRY Partners IX, L.P. * (b) (c)	Buyout	North America	1/1/2025	$3,839,817	$4,040,530
Advent International GPE IX-F, Limited Partnership (b) (c)	Buyout	North America	1/1/2025	4,676,724	5,111,486
Advent International GPE VIII-B Limited Partnership (b)	Buyout	North America	1/1/2025	8,868,411	8,447,632
AE Industrial Partners Fund II, LP (b) (c)	Buyout	North America	1/1/2025	4,386,174	5,740,434
Bain Capital Asia Fund IV, L.P. * (b) (c)	Buyout	North America	12/31/2024	1,605,210	1,833,415
CF24XB SCSP * (b) (c)	Buyout	North America	3/28/2025	543,712	543,585
Cortec Group Fund VII, L.P. * (b) (c)	Buyout	North America	1/1/2025	3,432,048	3,636,736
Genstar Capital Partners IX, L.P. (b) (c)	Buyout	North America	1/1/2025	7,193,066	8,408,530
GTCR Fund XII/AB LP * (b) (c)	Buyout	North America	1/1/2025	7,332,207	8,093,330
IK Small Cap II Fund No.1 SCSp (b)	Buyout	Europe	12/31/2024	648,913	726,627
Inflexion Buyout Fund V (No. 1) Limited Partnership * (b) (c)	Buyout	Europe	12/31/2024	3,254,918	3,915,756
Pacific Equity Partners Fund VI, L.P. * (b) (c)	Buyout	Asia - Pacific	1/1/2025	3,343,289	3,468,994
Pamlico Capital IV, L.P. * (b) (c)	Buyout	North America	1/1/2025	9,456,192	10,497,635
Redpoint Omega III, L.P. * (b)	Growth Capital	North America	1/1/2025	6,182,602	6,218,815
Sentinel Capital Partners VI, L.P. * (b) (c)	Buyout	North America	1/1/2025	3,467,568	3,179,046
SK Capital Partners V-A, L.P. * (b) (c)	Buyout	North America	1/1/2025	5,920,662	5,266,404
Thoma Bravo Discover Fund III, L.P. * (b) (c)	Buyout	North America	1/1/2025	7,022,430	8,441,668
WPEF VII Feeder 2 ILP (b) (c)	Buyout	Europe	1/1/2025	6,827,728	7,865,395
Total Secondary Investments (Cost $88,001,671)				$88,001,671	$95,436,018
Total Private Equity Investments (Cost $88,001,671)				$88,001,671	$95,436,018
				Shares	Fair Value
Short-Term Investments (40.12%)
State Street Institutional Liquid Reserves Fund, 4.18% (d)				64,017,434	$64,017,434
Total Short-Term Investments (Cost $64,017,434)					$64,017,434
Total Investments (Cost $152,019,105) (99.93%)					$159,453,452
Other Assets and (Liabilities), Net (0.07%)					104,588
Net Assets (100.00%)					$159,558,040

*  Non Income Producing Security.

(a)  See Note 4 for liquidity terms.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

March 31, 2025

(b)  Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of March 31, 2025 was $95,436,018, or 59.81% of net assets.

(c)  The Fund has unfunded commitments to the indicated investment as of March 31, 2025. Total unfunded commitments amount to $7,763,272 as of March 31, 2025.

(d)  The rate shown is the annualized seven-day yield as of March 31, 2025.

Summary of Investments by Strategy (as a Percentage of Net Assets)
Secondary Investments	59.81%
Short-Term Investments	40.12%
Other Assets and (Liabilities)	0.07%
Total Net Assets	100.00%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

March 31, 2025

ASSETS
Investments, at fair value (cost $88,001,671)	$95,436,018
Short-term investments, at fair value (cost $64,017,434)	64,017,434
Due from adviser	1,582,624
Receivable for distributions from investments	29,871
Prepaid expenses	98,321
Deferred offering costs	1,239,218
Dividends and interest receivable	162,448
Total assets	162,565,934
LIABILITIES
Offering costs payable	1,604,137
Organizational costs payable	943,559
Professional fees payable	232,939
Payable for investments purchased	43,756
Other liabilities payable	183,503
Total liabilities	3,007,894
NET ASSETS	$159,558,040
Commitments and Contingencies (Note 4)
COMPOSITION OF NET ASSETS
Paid-in capital	$150,000,000
Distributable earnings (loss)	9,558,040
NET ASSETS	$159,558,040
Class I
Net assets	$159,558,040
Shares outstanding	7,500,000
Net asset value per share	$21.27

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Period from December 31, 2024 (Commencement of Operations) to March 31, 2025
INVESTMENT INCOME
Dividend income	$616,826
Interest income	187
Total investment income	617,013
EXPENSES
Organizational costs	943,559
Professional fees	684,991
Offering costs	364,919
Accounting and administration fees	51,587
Transfer agency fees	17,500
Custodian fees	3,707
Other operating expenses	88,698
Total expenses	2,154,961
WAIVERS/REIMBURSEMENTS (SEE NOTE 5c)
Less: Expense reimbursements	(1,582,624)
Total net expenses	572,337
Net investment income	44,676
NET REALIZED GAIN (LOSS) ON:
Investments	2,090,045
Foreign currencies	(11,001)
Net realized gain	2,079,044
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	7,434,347
Foreign currencies	(27)
Net change in unrealized appreciation (depreciation)	7,434,320
Net realized and unrealized gain (loss)	9,513,364
Net increase (decrease) in net assets from operations	$9,558,040

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the Period from December 31, 2024 (Commencement of Operations) to March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,676
Net realized gain	2,079,044
Net change in unrealized appreciation (depreciation)	7,434,320
Net increase (decrease) in net assets from operations	9,558,040
CAPITAL TRANSACTIONS (SEE NOTE 6):
Proceeds from shares issued
Class I1	149,900,000
Total increase in net assets	159,458,040
Net assets at beginning of period	100,000
Net assets at end of period	$159,558,040

1  Class I commenced operations on December 31, 2024.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED STATEMENT OF CASH FLOWS

For the Period from December 31, 2024 (Commencement of Operations) to March 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase/(decrease) in net assets from operations	$9,558,040
Adjustments to reconcile net increase (decrease) in net assets from operations:
Net realized gain from investments	(2,090,045)
Net change in unrealized (appreciation) depreciation on investments	(7,434,347)
Purchases of investments	(89,316,751)
Distributions received from investments	1,345,253
Purchases of short-term investments	(126,941,332)
Proceeds from sales of short-term investments	62,923,932
Net realized gain distributions from investments	2,059,838
Amortization of deferred offering costs	364,919
(Increase)/Decrease in Assets:
Increase in due from adviser	(1,582,624)
Increase in receivable for distributions from investments	(29,871)
Increase in prepaid expenses	(98,321)
Increase in dividends and interest receivable	(162,448)
Increase/(Decrease) in Liabilities:
Increase in organizational costs payable	943,559
Increase in professional fees payable	232,939
Increase in payable for investments purchased	43,756
Increase in other liabilities payable	183,503
Net cash used in operating activities	$(150,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	149,900,000
Net cash provided by financing activities	$149,900,000
Net change in cash	$(100,000)
Cash at beginning of period	$100,000
Cash and cash equivalents at end of period	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I	For the Period from December 31, 2024 (Commencement of Operations) to March 31, 2025
Per share operating performance:
Net asset value, beginning of period	$20.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01
Net realized & unrealized gain (loss)[1]	1.26
Total income (loss) from investment operations	1.27
Net asset value, end of period	$21.27
Total return[2]	6.35%[3]
Ratios and supplemental data:
Net Assets, End of Period (000's)	$159,558
Ratios to average net assets:[4]
Total expenses, before waiver	3.08%[5]
Total expenses, net of waiver	1.50%[5]
Net investment income (loss), before waiver	(1.46)%[5]
Net investment income (loss), after waiver	0.12%[5]
Portfolio turnover rate	2.00%

1  Calculated using average units outstanding.

2  Total return based on net asset value calculated as the change in Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

3  Not annualized.

4  The ratios do not include investment income or expenses of the Portfolio Funds.

5  Annualized with the exception of certain expenses.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2025

1.  Organization

North Haven Private Assets Fund (the "Fund") is a newly organized Delaware statutory trust formed on June 28, 2024 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. In addition, for U.S. federal income tax purposes, the Fund intends to elect to be treated and intends to qualify each taxable year thereafter as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), beginning with the Fund's fiscal year ending March 31, 2025. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Fund's Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust").

Morgan Stanley AIP GP LP (the "Adviser") serves as the Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board").

The Fund's investment objective is to seek to provide long-term capital appreciation through a highly curated portfolio of primarily private equity and other private assets (collectively, "private assets") actively managed by third-party managers ("Financial Sponsors"). The Fund's exposure to private assets will be focused primarily on private equity and, to a lesser extent, private credit and other private strategies. The Adviser may utilize a variety of investment techniques to obtain exposure to private assets, including (i) investments in private funds ("Partnership Interests") managed by Financial Sponsors via secondary purchases executed by the Adviser ("Secondary Partnership Interests") or, to a lesser extent, on a primary basis through commitments to recently established funds ("Primary Partnership Interests") and (ii) investments in operating companies or assets, typically alongside lead Financial Sponsors ("Asset-Specific Transactions"), often (but not exclusively) via co-investment transactions ("Co-Investments") GP-led Secondaries, or continuation fund opportunities.

The Fund's investment portfolio will include Secondary and Primary Partnership Interests, Co-Investments and GP-Led Secondaries. The investments in private asset funds managed by various unaffiliated asset managers ("Portfolio Funds") and special purpose vehicles that the Fund invests in will hold securities issued primarily by private companies.

To manage portfolio liquidity, the Fund may also have exposure to privately placed debt securities and other yield-oriented investments, including without limitation 144A securities, syndicated and other floating rate senior secured loans issued in private placements by U.S. and foreign corporations, partnerships and other business entities, privately placed bank loans, restricted securities, and other securities and instruments issued in transactions exempt from the registration requirements of the U.S. Securities Act of 1933, as amended (the "Securities Act") ("Private Credit Investments"). To manage the liquidity of its investment portfolio, the Fund also intends to invest a portion of its assets in a portfolio of short-term debt securities, affiliated and unaffiliated money market securities, cash and/or cash equivalents ("Liquid Assets").

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in private assets. For purposes of this policy, private assets include Partnership Interests, Asset-Specific Transactions and Private Credit Investments.

The Fund offers three separate classes of common shares of beneficial interest in the Fund ("Shares") designated as Class S, Class D and Class I Shares. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. No person who is admitted as a shareholder of the Fund (a "Shareholder") will have the right to require the Fund to redeem its Shares.

The business operations of the Fund are managed and supervised under the direction of the Board, subject to the laws of the State of Delaware and the Fund's Declaration of Trust. The Board provides broad oversight over the Adviser's implementation of the Fund's operations and affairs. A majority of the Board of is comprised of persons who are independent trustees.

The day-to-day portfolio management, short-term cash management and operations of the Fund are the responsibility of the Adviser, subject to oversight by the Board.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

March 31, 2025

2.  Significant Accounting Policies

a)  Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting policies ("US GAAP"). The Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services — Investment Companies," for the purpose of financial reporting. The consolidated financial statements reflect all adjustments and reclassifications, which, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All intercompany balances and transactions have been eliminated.

b)  Valuation of Investments

The Fund values its investments monthly at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements. The Fund has written valuation policies and procedures (the "Valuation Procedures"), which have been approved by the Board. Effective December 16, 2024, the Adviser is designated as the Valuation Designee (the "Valuation Designee") for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser's fair valuation team is responsible for monitoring developments that may impact the fair value of securities. The Fund generally uses the latest net asset value ("NAV") provided by the manager or general partner of a Portfolio Fund (the "Portfolio Fund Manager") as a practical expedient to determine the fair value of its investments in Portfolio Funds and certain Co-Investments held through investment vehicles. Ordinarily, the fair value of a Portfolio Fund or Co-Investment held by the Fund is based on the NAV of that Portfolio Fund or Co-Investment reported by the Portfolio Fund Manager. If the Adviser determines that the most recent NAV reported by the Portfolio Fund Manager does not represent the fair value or if the Portfolio Fund Manager fails to report a NAV to the Fund, a fair value determination is made by the Adviser with oversight from the Board in accordance with the Fund's valuation procedures. This may include adjusting the previous NAV provided by a Portfolio Fund Manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the Portfolio Fund Manager's valuation and the relevant valuation date, to the extent that the Adviser is aware of such information.

The amounts shown in the accompanying financial statements include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

c)  Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's consolidated financial statements are stated in United States Dollars ("USD").

d)  Cash

In order to maintain liquidity pending investment in private assets, the Fund uses non-interest bearing accounts at State Street Bank and Trust Company and only earns interest on amounts moved to money market funds.

e)  Liquid Assets

To manage the liquidity of its investment portfolio, the Fund may invest a portion of its assets in a portfolio of short-term debt securities, affiliated and unaffiliated money market securities, cash equivalents ("Liquid Assets"). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds).

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

March 31, 2025

2.  Significant Accounting Policies (Continued)

f)  Federal Income Taxes

The Fund intends to meet the requirements of the Code, applicable to regulated investment companies, and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually and to meet certain diversification and income requirements with respect to investment companies. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements.

The Fund intends to make distributions in one or more payments on an annual basis in aggregate amounts representing substantially all of the Fund's "investment company taxable income" (including realized short-term capital gains), if any, earned during the year. Distributions may also include net capital gains, if any.

Because the Fund intends to qualify annually as a RIC for U.S. federal income tax purposes under Subchapter M of the Code, the Fund intends to distribute at least 90% of its annual net taxable income to its Shareholders. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate.

The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including fund investments), non-capital gains proceeds from the sale of assets (including fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Portfolio Funds and/or Co-Investments and expense reimbursements from the Adviser.

The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Adviser or its affiliates will reduce future distributions to which you would otherwise be entitled.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable.

g)  Organizational and Offering Costs

Organizational Expenses — Organizational costs are expensed as incurred and consist of costs incurred to establish the Fund and enable it to legally do business. For the period June 28, 2024 (Inception Date) to December 6, 2024 (Date of Capitalization), the Fund incurred organizational costs of $943,559. These costs, which have been incurred through December 31, 2024, and any additional organizational costs incurred after the commencement of operations, have been and will continue to be paid by the Adviser. These costs will be subject to recoupment in accordance with the Fund's Expense Limitation Agreement, as discussed in Note 3.

Offering Costs — Offering costs are deferred until the Fund commences operations and then amortized over the first 12 months of operations on a straight-line basis. Offering costs consist of costs incurred in connection with the Fund's initial public offering of Shares, such as preparation of the Fund's registration statement. For the period June 28, 2024 (Inception Date) to December 31, 2024 (Date of Capitalization), the Fund incurred offering costs of $364,919. These costs, which have been incurred through December 31, 2024, and any additional offering costs incurred after the commencement of operations, have been and will continue to be paid by the Adviser. These costs will be subject to recoupment in accordance with the Fund's Expense Limitation Agreement, as discussed in Note 3.

h)  Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, which are recorded at NAV per share and approximate fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

March 31, 2025

2.  Significant Accounting Policies (Continued)

i)  Consolidation of Subsidiary

The consolidated financial statements of the Fund include the Fund and NHPAF Holdco LLC (a Delaware Limited Liability Company), NHPAF Blocker LLC (a Delaware Limited Liability Company), NHPAF GP LLC (a Delaware Limited Liability Company), and NHPAF Aggregator LP (a Delaware Limited Partnership), each a wholly-owned subsidiary of Fund. Inter-company balances and transactions have been eliminated in consolidation.

j)  Foreign Currency Translation

The books and records of the Fund are maintained in USD. Generally, valuations of assets and liabilities denominated in currencies other than the USD are translated into USD equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates.

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from other changes in fair values of the investments during the period.

k)  Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Distributions from Portfolio Funds occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received, including return of capital, realized gains and dividend income and interest, is based on information received from the investment managers of the Portfolio Funds at the time of distribution. The change in unrealized appreciation (depreciation) on investments and foreign currency translation within the Consolidated Statement of Operations includes the Fund's share of unrealized gains and losses, realized undistributed gains and losses and the undistributed net investment income or loss on investments for the relevant period.

l)  Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

m)  Segment Reporting

During the period ended March 31, 2025, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financials. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

3.  Fair Value Measurements

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

March 31, 2025

3.  Fair Value Measurements (Continued)

market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

•  Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•  Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•  Level 3 — Significant unobservable inputs for the financial instrument (including management's own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds' net asset value as a "practical expedient," in accordance with ASC 820-10 and are excluded from leveling classification noted above.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary Partnership Interests and Secondary Partnership Interests.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the respective Portfolio Fund Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

Portfolio Funds measure their investment assets at fair value, and typically report a NAV per share on a calendar quarterly basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Portfolio Funds at their respective NAVs typically at each quarter.

The amounts shown in the accompanying financial statements include adjustments in accordance with accounting principles generally accepted in the United States of America and known through the date of issuance of these financial statements as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments in affiliated funds which are classified in the fair value hierarchy as of March 31, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Secondary Investments	$—	$—	$—	$95,436,018	$95,436,018
Short-Term Investments	64,017,434	—	—	—	64,017,434
Total	$64,017,434	$—	$—	$95,436,018	$159,453,452

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

March 31, 2025

3.  Fair Value Measurements (Continued)

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at values at the beginning of the reporting period in which they occur.

4.  Unfunded Commitments

The Fund had the following unfunded commitments and unrealized appreciation/depreciation by investments as of March 31, 2025. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Redemption Restrictions Terms**
Secondary Partnership Interests	Investments in existing Portfolio Funds that are typically acquired in privately negotiated transactions	$95,436,018	$7,763,272	None	Liquidity in the form of distributions from Private assets

* The information summarized in the table above represents the general terms for the specified investment type. Individual private assets may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most private assets have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

** Distributions from private assets occur at irregular intervals, and the exact timing of distributions from private assets cannot be determined. It is estimated that distributions will occur over the life of the private assets.

5.  Advisory Fee, Incentive Fee, Related Party Transactions and Other

a)  Advisory Fee

In consideration of the advisory services provided by the Adviser, the Fund pays the Adviser a quarterly Advisory Fee at an annual rate of 1.25% based on the value of the Fund's net assets less cash and Cash Equivalents calculated and accrued monthly as of the last business day of each month (the "Advisory Fee"). For purposes of calculating the Advisory Fee, "Cash Equivalents" means any short-term investment securities with maturity periods of 90 days or less, including, for example, bank certificates of deposit, banker's acceptances, digitized fixed or tethered currency assets, Treasury bills, and commercial paper. For the avoidance of doubt, cash equivalents do not include investments in money market funds. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund's net assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee (as defined below), if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Advisory Fee will be payable in arrears within five (5) business days after the completion of the net asset value computation for the quarter. The Advisory Fee is paid to the Adviser out of the Fund's assets, and therefore decreases the net profits or increases the net losses of the Fund. The Adviser has contractually agreed to waive its Advisory Fee for twelve (12) months from Initial Closing, which has not occurred as of March 31, 2025.

Under the terms of the Investment Advisory Agreement, the Adviser will allocate the Fund's assets, determine which investments will be purchased, sold or exchanged and will implement such decisions in a manner consistent with the Fund's investment objective.

b)  Incentive Fee

The Adviser will be entitled to receive an incentive fee (the "Incentive Fee"), at the end of each calendar quarter, equal to 12.50% of the excess, if any, of (i) the Net Profits (as defined below) of the Fund for the relevant period over (ii) the then balance, if any, of the sum of the

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

March 31, 2025

5.  Advisory Fee, Incentive Fee, Related Party Transactions and Other (Continued)

Hurdle Amount (as defined below) and the Loss Recovery Account (as defined below). The Adviser has contractually agreed to waive its Incentive Fee for twelve (12) months from Initial Closing, which has not occurred as of March 31, 2025.

Specifically, the Adviser is entitled to receive an Incentive Fee in an amount equal to:

•  First, if the Net Profits for the applicable period exceeds the sum of the Hurdle Amount for that period and the Loss Recovery Account (any such excess, "Excess Profits"), 100% of such Excess Profits until the total amount allocated to the Adviser equals 12.5% of the sum of (x) the Hurdle Amount for that period and (y) any amount allocated to the Adviser pursuant to this clause (any such amount, the "Catch-Up"); and

•  Second, to the extent there are remaining Excess Profits, 12.5% of such remaining Excess Profits.

"Net Profits" shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the end of such month, (B) the aggregate repurchase price of all shares repurchased by the Fund during such month and (C) the amount of dividends and other distributions paid in respect of the Fund during such month and not reinvested in additional shares through the DRIP exceeds (ii) the sum of (X) the net asset value of the Fund as of the beginning of such month and (Y) the aggregate issue price of shares of the Fund issued during such month (excluding any Shares of such class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP).

"Hurdle Amount" means, for any month, that amount that results in a 5.00% annualized rate of return on the net asset value of the Fund as of the beginning of the month and the aggregate issue price of shares of the Fund issued during such month, taking into account: (i) the timing and amount of all distributions accrued or paid (without duplication) on all shares of the Fund minus Fund expenses (excluding Distribution and Servicing Fees); and (ii) all issuances of shares of the Fund over the period.

The ending net asset value of shares of the Fund used in calculating the total return will be calculated before giving effect to any allocation/accrual to the Incentive Fee and applicable expenses for the Distribution and Servicing Fees. For the avoidance of doubt, the calculation of the Hurdle Amount for any period will exclude any shares of the Fund repurchased during such period.

Except as described in Loss Recovery Account below, any amount by which Net Profits falls below the Hurdle Amount will not be carried forward to subsequent periods.

"Loss Recovery Account" means a memorandum account maintained by the Fund, which will have an initial balance of zero and will be (i) increased upon the close of each calendar month of the Fund by the amount of the net losses of the Fund for the month, before giving effect to any repurchases or distributions for such month, and (ii) decreased (but not below zero) upon the close of each calendar month by the amount of the net profits of the Fund for the month. For purposes of the Loss Recovery Account, the term "net losses" shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the beginning of such month and (B) the aggregate issue price of shares of the Fund issued during such month (excluding any Shares of such class issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund through the DRIP) exceeds (ii) the sum of (X) the net asset value of the Fund as of the end of such month, (Y) the aggregate repurchase price of all shares repurchased by the Fund during such month and (Z) the amount of dividends and other distributions paid in respect of the Fund during such month and not reinvested in additional shares through the DRIP. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For purposes of the "net losses" calculation, the net asset value shall include unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from net asset value.

As of March 31, 2025, the Fund has not incurred Incentive fees.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

March 31, 2025

5.  Advisory Fee, Incentive Fee, Related Party Transactions and Other (Continued)

c)  Expense Limitation Agreement

Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Advisory Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit), valuation service providers and extraordinary expenses, if any; collectively, the "Excluded Expenses") do not exceed 0.50% per annum (excluding Excluded Expenses) of the Fund's average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund's annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six months after the months in which the Adviser incurred the expense. The Expense Limitation Agreement will have a term ending one year from the date of the Initial Closing, and the Adviser may extend the term for a period of one year on an annual basis. Only the Fund's Board of Trustees may terminate the Expense Limitation Agreement during its initial term. For the period ended March 31, 2025, the Adviser has reimbursed $1,582,624 to the Fund which is subject to recoupment by the Adviser.

Expiration Period
Less than 1 year	$—
1-2 years	—
2-3 years	1,582,624
Total	$1,582,624

d)  Distribution and Servicing Fee

Class S and Class D Shares are subject to an ongoing distribution and shareholder servicing fee (the "Distribution and Servicing Fee") to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of Shareholders who own Class S or Class D Shares of the Fund. Although the Fund is not an open-end investment company, it will comply with the terms of Rule 12b-1 as a condition of the SEC exemptive relief, which permits the Fund to have, among other things, a multi-class structure and distribution and shareholder servicing fees. Accordingly, the Fund has adopted a distribution and servicing plan for its Class S Shares and Class D Shares (the "Distribution and Servicing Plan") and pays the Distribution and Servicing Fee with respect to its Class S and Class D Shares. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act.

Class S Shares and Class D Shares will pay a Distribution and Servicing Fee to Morgan Stanley Distribution, Inc., an affiliate of the Fund and the Adviser, as the distributor of the Fund, at an annual rate of 0.75% and 0.25%, respectively, based on the aggregate net assets of the Fund attributable to such class. For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable.

Class I Shares are not subject to a Distribution and Servicing Fee. As of March 31, 2025, the sole shareholder was Morgan Stanley AIP Funding Inc., an affiliate of Morgan Stanley.

e)  Administrative Fees

The Fund has retained State Street Bank and Trust Company (the "Administrator") to provide it with certain administrative services, including fund administration and fund accounting services. The Fund compensates the Administrator for these services and reimburses the Administrator for certain out-of-pocket expenses (the "Administration Fee"). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

March 31, 2025

5.  Advisory Fee, Incentive Fee, Related Party Transactions and Other (Continued)

f)  Transfer Agent

State Street Bank and Trust Company (the "Transfer Agent") serves as the transfer agent to the Fund. Under the Services Agreement with the Fund, SSB is responsible for maintaining all shareholder records of the Fund.

g)  Custodian

State Street Bank and Trust Company (the "Custodian") serves as custodian to the Fund. Under Custody Agreement with the Fund, the Custodian is responsible for the holding and safekeeping of the Fund's assets.

6.  Capital Shares

Shares will generally be offered for purchase as of the first business day of each calendar month at the NAV per Share on that date. Fractions of Shares will be issued to one one-hundredth of a Share.

No Shareholder will have the right to require the Fund to redeem Shares. With very limited exceptions, Shares are not transferable, and liquidity for investments in Shares may be provided only through periodic offers by the Fund to repurchase Shares from Shareholders.

Shares are not listed on any securities exchange, and it is not anticipated that a secondary market for Shares will develop. Shares are subject to limitations on transferability, and liquidity will be provided only through limited repurchase offers.

To provide a limited degree of liquidity to Shareholders, at the sole discretion of the Fund's Board of Trustees, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders.

The Adviser expects, generally, to recommend to the Fund's Board of Trustees that, under normal market circumstances, the Fund conducts repurchase offers of no more than 5% of the Fund's net assets on a quarterly basis. The Adviser currently expects to recommend to the Fund's Board of Trustees that the Fund conducts its first repurchase offer following the second full quarter of Fund operations after the initial closing (or such earlier or later date as the Fund's Board of Trustees may determine).

A Shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum account balance of $10,000. Such minimum ownership requirement may be waived by the Board, in its sole discretion. If such requirement is not waived by the Board, the Fund may redeem all of the Shareholder's Shares. To the extent a Shareholder seeks to tender all of the Shares they own and the Fund repurchases less than the full amount of Shares that the Shareholder requests to have repurchased, the Shareholder may maintain a balance of Shares of less than $10,000 following such Share repurchase.

A 2% early repurchase fee (the "Early Repurchase Fee") may be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder's purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a "first in-first out" basis. An Early Repurchase Fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

On December 06, 2024, 5,000 shares of the Fund's Class I Shares were issued for cash, at $20.00 per share to Morgan Stanley AIP Funding Inc., an affiliate of the Adviser.

	For the Period from December 31, 2024 (Commencement of Operations) to March 31, 2025
	Shares	Dollar Amounts
Class I
Sales	7,495,000	$149,900,000
Net increase (decrease)	7,495,000	$149,900,000

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

March 31, 2025

7.  Investment Transactions

Total purchases of investments for the period ended March 31, 2025 amounted to $89,316,751. Total distribution proceeds from sale, redemption, or other disposition of investments for the period ended March 31, 2025 amounted to $1,345,253. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the Portfolio Fund Managers as to the amounts of taxable income allocated to the Fund as of March 31, 2025.

8.  Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management's experience, the risk of loss from such claims is considered remote.

9.  Market Risk

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Investments in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell investments and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate pre-existing risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

10.  Dividend Reinvestment Plan

The Fund operates under a DRIP administered by State Street Bank and Trust Company Pursuant to the DRIP, the Fund's distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund. Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to State Street Bank and Trust Company Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by State Street Bank and Trust Company 30 days prior to the record date of the distribution or the shareholder will receive such distribution in Shares through the DRIP. Under the DRIP, the Fund's distributions to shareholders are automatically reinvested in full and fractional Shares as described below.

When the Fund declares a distribution, State Street Bank and Trust Company, on the shareholder's behalf, will receive additional authorized Shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund's net asset value per Share for the relevant class of Shares.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

March 31, 2025

11.  Tax Information

The Fund is classified as a corporation for federal income tax purposes, and has elected to be treated, and expects each year to qualify as a RIC under Subchapter M of the Code. The Fund has elected to have a tax year end of September 30. The Fund intends to annually distribute to its Shareholders substantially all of its ordinary income and net realized gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these consolidated financial statements. Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations that may differ in various (or significant) respects from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Management has analyzed the Fund's tax positions taken, or to be taken, on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state tax returns are subject to examination by the Internal Revenue Service and state tax authorities for a period of three fiscal years after they are filed.

The tax year of the Fund is the 12-month period ending on September 30. The first tax year-end of the fund will be September 30, 2025.

NHPAF Blocker LLC, a wholly owned subsidiary formed in 2024, is a Delaware LLC which has elected to be treated as a corporation for U.S. tax purposes. As such, NHPAF Blocker LLC is subject to U.S. federal, state and local taxes. The NHPAF Blocker LLC has elected to have a tax year end of September 30. For period ended March 31, 2025, NHPAF Blocker LLC activity did not result in a material provision for income taxes.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. Since the Fund has a September 30 tax year end, there are no identified differences between the book and tax basis of accounting for the period ended March 31, 2025.

The financial statements are typically adjusted for permanent book tax differences allocated to the Fund from the Investment Funds. The allocated permanent book tax differences are reported to the Fund by the Investment Funds on Schedule K-1. Since the Fund has a September 30 tax year end, there are no identified permanent differences between the book and tax basis of accounting for the period ended March 31, 2025.

The distributable earnings for federal income tax purposes are adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. Since the Fund has a September 30 tax year end, there are no identified differences between the book and tax basis of accounting for the period ended March 31, 2025.

The ultimate tax character of the 2025 distributions (if any) will be reported to investors in early 2026.

The components of accumulated earnings for federal income tax purposes are adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. Since the Fund has a September 30 tax year end, there are no identified differences between the book and tax basis of accounting for the period ended March 31, 2025.

12.  Subsequent Events

Management has evaluated subsequent events and transactions through the date the consolidated financial statements were issued and has determined that there were no material events that would require disclosure in the Fund's consolidated financial statements.

North Haven Private Assets Fund

March 31, 2025

BOARD OF TRUSTEES (Unaudited)

The Trustees of the Fund, their ages, addresses, positions held, lengths of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other Trusteeships, if any, held by the Trustees, are shown below. The Trustees have been divided into two groups — Interested Trustees and Independent Trustees. As set forth in the Fund's Declaration of Trust, each Trustee's term of office shall continue until his or her death, resignation or removal. The address of each Trustee is care of the Secretary of the Fund at 100 Front Street, Suite 700, West Conshohocken, Pennsylvania 19428.

Name, Position(s) Held with Registrant and Year of Birth*	Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Arthur Lev (1961)	Since inception	Independent Board Member and Adviser, (2016–Present).	1

Director, Morgan Stanley Liquidity Funds (Luxembourg) (July 2021–Present); Director, Morgan Stanley Investment Funds (Luxembourg) (May 2021–Present); Director, Techstars Holdings LLC (2016–2019, 2024–Present); Director, Emerald Acquisition Limited, Russell Investments Group, Ltd, Russell Investments Cayman Midco, Ltd, Russell Investments UK Midco Limited, Russell Investments US Institutional Holdco, Inc and Russell Investments US Retail Holdco, Inc. (2016–Present); Director, NextCapital Group, Inc. (August 2020–August 2022).

Maureen O'Toole (1957)	Since inception	Retired (May 2023–Present); Managing Director and Head of Americas Sales, Actis (April 2019–May 2023).	1

Director, SEG Partners Long/Short Equity Fund (January 2025–Present); Director, Bridge Investment Group Industrial Real Estate Income Trust (December 2023–Present); Director, AOG Institutional Fund (March 2023–Present); ALTI Private Equity Access & Commitments Fund (June 2022–Present).

Interested Trustee***
Neha Markle (1977)	Since inception	Managing Director and Head of Morgan Stanley Private Equity Solutions, Morgan Stanley (2006–Present).	1	None.

*  Each of the Independent Trustees serves on the Board's Audit and Nominating and Governance Committees.

**  "Fund Complex" comprises registered investment companies for which the Adviser or an affiliate of the Adviser serves as investment adviser.

***  "Interested person," as defined in the 1940 Act, of the Fund. Neha Markle is an interested person of the Fund due to her affiliation with the Adviser.

North Haven Private Assets Fund

March 31, 2025

Officers (Unaudited)

Certain biographical and other information relating to the officers of the Fund who are not Trustees, is set forth below, including their ages, addresses, positions held, lengths of time served and their principal business occupations during the past five years.

Name, Position(s) Held with Registrant and Year of Birth*	Length of Time Served	Principal Occupation During Past 5 Years
Neha Markle Chief Executive Officer & President (1977)	Since inception	Managing Director and Head of Private Equity Solutions, MSIM (August 2006–Present).
Anmol Darooka Chief Financial Officer & Treasurer (1979)	Since inception	Executive Director, Private Equity Solutions, MSIM (2007–Present).
Kara Fricke Chief Legal Officer (1974)	Since inception	Managing Director, Co-Head of Legal, Private Investing, MSIM (2015–Present).
Christopher Wasilewski Chief Operating Officer (1983)	Since inception	Executive Director, Private Equity Solutions, MSIM (2011–Present).
Christopher P. Smock Chief Compliance Officer (1976)	Since inception

Executive Director and Head of Investment Management Alternatives Compliance, MSIM (June 2022–Present); Director and Head of Market and Trading Compliance Americas, UBS (a financial services firm) (2010–June 2022).

Patrick Quinn Secretary (1988)	Since inception	Vice President, Private Equity Solutions, MSIM (September 2022–Present); Vice President, Client Solutions, Hamilton Lane Advisors, L.L.C. (November 2016–August 2022).

*  The address of each officer is care of the Secretary of the Fund at 100 Front Street, Suite 700, West Conshohocken, Pennsylvania 19428.

North Haven Private Assets Fund

March 31, 2025

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT (Unaudited)

On December 16, 2024, at a meeting at which all members of the Board of Trustees (the "Board" or the "Trustees") of North Haven Private Assets Fund (the "Fund") were present and could hear and be heard, the Board approved the initial investment advisory and management agreement (the "Management Agreement") for the Fund. The Management Agreement was also approved by a majority of the Trustees who are not "Interested Persons" (as defined in the Investment Company Act of 1940) of any party to the Management Agreement or any of their affiliates. In connection with the approval of the Management Agreement, the Trustees reviewed written materials prepared by Morgan Stanley AIP GP LP (the "Adviser") and received oral presentations from Adviser personnel. The written materials and presentations contained information necessary for the Board to form a judgment as to whether the approval of the Management Agreement would be in the best interests of the Fund and its shareholders in light of the relevant factors. In connection with approving the Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser and received a memorandum discussing the legal standards for their consideration of the proposed Management Agreement. A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below.

Nature, Extent, and Quality of Services to be Provided by the Adviser

The Board considered the nature, extent and quality of services to be provided to the Fund by the Adviser and its affiliates under the Management Agreement, and the resources to be dedicated to the Fund by the Adviser and its affiliates. The Board considered, among other things, the Adviser's ability to attract, motivate and retain highly qualified portfolio management, compliance and administrative team members, and noted the background and experience of these individuals. The Board noted that the Adviser referred to the long-term continuity of its key personnel.

The Board also considered the professional experience and qualifications of the senior personnel of the Adviser, which included consideration of the Adviser's experience with funds pursuing strategies similar to those proposed to be pursued by the Fund. The Board noted that the Adviser proposed to provide the Fund with investment research, advice and supervision and continuously furnish an investment portfolio for the Fund consistent with the Fund's investment objectives, policies and restrictions as set forth in the Fund's prospectus. The Board considered the compliance programs of, and the compliance-related resources to be provided to the Fund by, the Adviser and its affiliates and the resources to be dedicated by the Adviser and its affiliates to risk management, and considered the Adviser's ability to provide management services to the Fund and coordinate the activities of the Fund's other service providers.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund supported the approval of the Management Agreement.

Investment Performance of the Fund and the Adviser

Because the Fund was new and had not commenced investment operations, the Board did not have investment performance to compare to the returns of a group of comparable funds. However, the Board considered the performance and reputation generally of the Adviser. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Adviser was sufficient, in light of other considerations, to warrant the approval of the Management Agreement.

Management Fees, Incentive Fees and Other Expenses and the Costs of Services to be Provided and Profits to be Realized by the Adviser from the Relationship with the Fund

The Board considered the fees to be charged to the Fund under the Management Agreement, as well as the total expenses expected to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Management Agreement, the Board considered, among other information, the Fund's proposed management fee and incentive fee on net profits and its expected total expense ratio as a percentage of average monthly net assets. The Board also took into account the proposed fee waiver and expense limitation arrangements that the Adviser would observe during the Fund's first year, and the management fees, incentive fees and total expense ratios of comparable funds identified by the Adviser for purposes of expense comparison.

The Board also considered information about the management fees and incentive fees charged by the Adviser to private funds and separate accounts with similar strategies as the Fund. In considering these fees, the Board took into account, among other things, the Adviser's representations about the differences between managing a registered closed-end fund as compared to private funds and separate accounts, including differences in the services provided, differences in the risk profile of such business for the Adviser and the additional resources required to manage registered funds effectively. In evaluating the Fund's proposed management fee and incentive fee, the Board also took into account the expected demands and complexity of the Fund's investment strategy, including the diligence and monitoring of managers to the underlying funds in which the Fund will invest.

North Haven Private Assets Fund

March 31, 2025

(Unaudited)

The Board considered the compensation expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the Adviser's financial condition and profitability. The Board also took note of the costs the Adviser and its affiliates were expected to incur in connection with the services provided and the expected profitability to the Adviser and its affiliates from their relationships with the Fund. The Board received and reviewed information regarding the financial condition of the Adviser.

The Board considered a description provided by management of the methodology and inputs used to estimate the Adviser's expected profitability with respect to the Fund. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of strategies managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.

After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the management fee and incentive fee rates and expenses of the Fund, in light of other considerations, including the expected costs of services provided and the expected profitability to the Adviser and its affiliates from their relationships with the Fund, were appropriate and within the range of what could have been negotiated at arm's length between the parties under similar circumstances.

Economies of Scale

The Board considered the potential existence of economies of scale in the provision by the Adviser of services to the Fund and to the Adviser's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund, such as through fee breakpoints, expense limitation arrangements or additional investments by the Adviser in portfolio management, compliance, technology, administration and other resources.

In considering these matters, the Board also considered the costs of the services provided and the expected profitability, if any, to the Adviser and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that, because the Fund was new and had not commenced investment operations, and that the Fund's future asset levels were uncertain, it would be appropriate to defer consideration of the extent to which any economies of scale are shared with the Fund.

Other Benefits to the Adviser

The Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Adviser and its affiliates as a result of their relationship with the Fund, such as the engagement of the Adviser and its affiliates to provide distribution services to the Fund. The Board was advised that the Adviser may obtain greater exposure to the public as a result of managing the Fund, which could lead to additional business opportunities, such as unregistered fund investments or separately managed account opportunities. The Board considered that the Adviser may also obtain economic benefits from its management of both the Fund and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board recognized that the Adviser's profitability would be somewhat lower without these benefits.

Conclusion

The Board reviewed all of the above considerations in reaching their decisions to recommend for approval the proposed Management Agreement. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The Board also reviewed the legal standards applicable to its consideration of the Management Agreement. Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board determined, in the exercise of its reasonable business judgment, that the Management Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant. Accordingly, after full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement.

North Haven Private Assets Fund

March 31, 2025

Quarterly Portfolio Schedule (Unaudited)

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC's website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the Fund's website at https://www.morganstanley.com/im/en-us/financial-advisor/product-and-performance/alternative-investments/private-equity.html.

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of proxy policies and procedures is available without charge upon request by calling (617) 662-7100 and on the Fund's website at https://www.morganstanley.com/im/en-us/financial-advisor/product-and-performance/alternative-investments/private-equity.html. A description of such policies and procedures is on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC's website at www.sec.gov or at the Fund's website at https://www.morganstanley.com/im/en-us/financial-advisor/product-and-performance/alternative-investments/private-equity.html no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	The Fund, as of the end of the period covered by this report, has adopted a code of ethics (the “Code of Ethics”) that applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)	Not applicable.

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics.

(d)	The Fund has not granted any waivers, including an implicit waiver, from a provision of the Code of Ethics.

(e)	Not applicable.

(f)	The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)	(1) The Fund’s Board of Trustees (the “Board”) has determined that the Fund does not have an audit committee financial expert serving on its Audit Committee.

(a)	(2) Not applicable.

(a)	(3) The Registrant believes that the experience provided by the members of the Audit Committee together offer adequate oversight for the Fund's current level of financial complexity and the Fund’s current operations.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed to the Fund for the period December 31, 2024 (commencement of operations) through March 31, 2025, for professional services rendered by Ernst & Young LLP (“EY”), the Fund’s independent registered public accounting firm, for the audit of the Fund’s annual financial statements and services that are normally provided by EY in connection with statutory and regulatory filings or engagements were $185,000.

(b)	Audit-Related Fees. The aggregate fees billed to the Fund for the period December 31, 2024 (commencement of operations) through March 31, 2025, for assurance and related services by EY that were reasonably related to the performance of the audit of the Fund’s financial statements and not reported in Item 4(a) above were $0.

(c)	Tax Fees. The aggregate fees billed to the Fund for the period December 31, 2024 (commencement of operations) through March 31, 2025, for professional services rendered by EY for tax compliance, tax advice and tax planning were $0.

(d)	All Other Fees. No fees were billed to the Fund for the period December 31, 2024 (commencement of operations) through March 31, 2025, for products and services provided by EY, other than the services reported in Items 4(a) through (c) above.

(e)(1)	The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)	No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)	Not applicable.

(g)	The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by EY for the registrant’s fiscal year ended March 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Covered Entities by EY for the same time period.

Fiscal Years Ended	3/31/2025
Registrant	$0.00
Covered Entities(1)	$0.00

(1) Covered Entities include the Adviser and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(h)	The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	The Fund’s Consolidated Schedule of Investments as of March 31, 2025 is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has delegated its proxy voting responsibility to the Adviser, pursuant to the proxy voting policies and procedures of the Adviser. The Adviser’s proxy voting policies and procedures are attached as Exhibit 99.PROXYPOL.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	As of March 31, 2025, the following personnel of the Adviser are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio (each a “portfolio manager” and together the “portfolio managers”).

Neha Champaneria Markle

Trustee, Chief Executive Officer & President

Neha Champaneria Markle is a Managing Director and the Head of Morgan Stanley Private Equity Solutions. Prior to joining the firm, Ms. Markle served on the investment teams at Apax Partners and Pomona Capital. She also served on the management team for Springboard Enterprises, Inc., a non-profit organization focused on improving female entrepreneurs’ access to venture capital. Ms. Markle started her career as part of the financial analyst program at Morgan Stanley. Ms. Markle received a B.S. magna cum laude in economics from the University of Pennsylvania and an M.B.A. with honors from the Wharton School of the University of Pennsylvania.

Michael Carroll

Investment Committee Member

Michael Carroll is a Managing Director and Partner with the Private Equity Solutions team. Prior to joining the firm, Mr. Carroll served on the investment teams at Davidson Kempner Capital Management and Tennenbaum Capital Partners. He began his career as an investment banking analyst at J.P. Morgan. Mr. Carroll received a B.B.A. with high distinction from the University of Michigan and an M.B.A. from the Wharton School of the University of Pennsylvania.

Onyekwere Randy Ojukwu

Investment Committee Member

Randy Ojukwu is a Managing Director and Partner with the Private Equity Solutions team. Prior to joining the firm, Mr. Ojukwu was a management consultant with Bain & Company, working with clients in several different industries including healthcare, education, and financial services, while also spending time in Bain & Company’s Private Equity Group, performing due diligence on industries and potential investment targets for leading private equity firms. Mr. Ojukwu received an A.B. in economics from Harvard College, a master’s in public policy from the Harvard John F. Kennedy School of Government and an M.B.A. from Harvard Business School.

(a)(2)	The portfolio managers also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of March 31, 2025: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager; (ii) the total assets of such companies, vehicles, and accounts; and (iii) the number and total assets of such companies, vehicles and accounts that are subject to an advisory fee based on performance, unless otherwise noted:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Neha Champaneria Markle
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	13	$8,094,397,841
Other Accounts	6	$1,147,418,479	11	$5,306,607,207

Michael Carroll
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	13	$8,094,397,841
Other Accounts	6	$1,147,418,479	11	$5,306,607,207

Onyekwere Randy Ojukwu
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	13	$8,094,397,841
Other Accounts	6	$1,147,418,479	11	$5,306,607,207

Item 13(a)(2)(iv):

Potential Conflicts of Interest

In addition to responsibilities with respect to the management and investment activities of the Fund, the Adviser and its affiliates may have similar responsibilities with respect to various other existing and future pooled investment vehicles and client accounts. Such other private investment funds, registered investment companies and any other existing or future pooled investment vehicles and separately managed accounts advised or managed by the Adviser or any of its affiliates are referred to in this Prospectus collectively as the “Other Accounts.” The existence of such multiple vehicles and accounts necessarily creates a number of potential conflicts of interest. In the course of providing investment advisory or other services to Other Accounts, the Adviser and its affiliates might come into possession of material, nonpublic information that affects the Adviser’s ability to buy, sell or hold Fund investments. In addition, affiliates of the Adviser might own, and effect transactions in, securities of companies which the Adviser and/or its affiliates cover in investment research materials or to whom affiliates of the Adviser provide investment banking services or make a market in such securities, or in which the Adviser, its affiliates and their respective shareholders, members, managers, partners, directors, officers and employees have positions of influence or financial interests. As a result, such persons might possess information relating to such securities that is not known to the individuals of the Adviser responsible for managing the Fund’s investments, or might be subject to confidentiality or other restrictions by law, contract or internal procedures. The terms under which the Adviser and its affiliates provide management and other services to Other Accounts may differ significantly from those applicable to the Fund. In particular, arrangements with certain Other Accounts might provide for the Adviser and its affiliates to receive fees that are higher than the Advisory Fees payable by shareholders of the Fund. The Adviser does not receive performance-based compensation in respect of its investment management activities on behalf of the Fund, but may simultaneously manage Other Accounts for which the Adviser receives greater fees or other compensation (including performance-based fees or allocations) than it receives in respect of the Fund, which may create a conflict of interest.

Potential conflicts also may arise due to the fact that certain securities or instruments may be held in some Other Accounts but not in the Fund, or certain Other Accounts may have different levels of holdings in certain securities or instruments than those of the Fund. In addition, the Adviser or its affiliates may give advice or take action with respect to the investments of one or more Other Accounts that may not be given or taken with respect to the Fund or Other Accounts with similar investment programs, objectives, and strategies. Accordingly, the Fund and Other Accounts with similar strategies may not hold the same securities or instruments or achieve the same performance. The Adviser and its affiliates also may advise Other Accounts with conflicting programs, objectives or strategies. Different clients, including funds advised by the Adviser or an affiliate, may invest in different classes of securities of the same issuer, depending on the respective client’s investment objectives and policies. As a result, the Adviser and its affiliates may at times seek to satisfy their fiduciary obligations to certain Other Accounts owning one class of securities of a particular issuer by pursuing or enforcing rights on behalf of such Other Accounts with respect to such class of securities, and those activities may have an adverse effect on the Fund or certain Other Accounts, which may own a different class of securities of such issuer.

(a)(3)	The following description regarding compensation of the portfolio managers is provided as of March 31, 2025:

The Adviser’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.

The Adviser’s disciplined pay-for-performance framework focuses on total compensation—base salary and incentive pay - so that pay is commensurate with the overall performance of the Adviser, respective businesses and individual performance. This includes a discretionary approach to assess the employee’s performance throughout the year against four broad dimensions - business results, client/customer/stakeholder, teamwork and leadership, and risk, controls and conduct. These performance dimensions consider short, medium and long-term priorities that drive sustained shareholder value, while accounting for risk, controls, and conduct objectives. To seek to promote a proper pay-for-performance alignment, the Adviser does not assign relative weightings to these dimensions and also considers other relevant factors, including market practices. When conducting this assessment of performance, for select portfolio managers, regard is given to the performance of relevant funds/ strategies managed by the portfolio manager.

An individual performance assessment, in addition to the overall performance of the relevant business unit and investment team, is integrated into the final assessment of incentive compensation for an individual portfolio manager as part of the assessment of business results.

Feedback from the Adviser’s risk and control professions is considered in assessing performance.

The Adviser seeks to maintain a balanced total compensation program comprised of a mix of fixed compensation (including a competitive base salary and, for certain employees, a fixed cash allowance), and variable compensation in the form of cash incentives, and long-term incentives in the form of equity based and/or fund-tracking incentives that vest over time.

(a)(4)	The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of March 31, 2025.

Portfolio Manager	Aggregate Dollar Range of Securities in the Fund
Neha Champaneria Markle	None
Michael Carroll	None
Onyekwere Randy Ojukwu	None

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this Report on Form N-CSR.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Fund’s Code of Ethics is included herein.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	North Haven Private Assets Fund

By (Signature and Title)	/s/ Neha Champaneria Markle
Neha Champaneria Markle, Chief Executive Officer & President
(principal executive officer)

Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Neha Champaneria Markle
Neha Champaneria Markle, Chief Executive Officer & President
(principal executive officer)

Date:	June 5, 2025

By (Signature and Title)	/s/ Anmol Darooka
Anmol Darooka, Chief Financial Officer & Treasurer
(principal financial officer)

Date:	June 5, 2025